Basis of Presentation and Summary of Significant Accounting Policies - Real Estate Held For Sale, Investment Property (Details) € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 EUR (€)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies
Real Estate Held for Sale Included in Principal Amount of Bonds			€ 25,000
Bonds Payable.
Basis of Presentation and Summary of Significant Accounting Policies
Notional amount	€ 25,000	$ 35,978		€ 25,000	$ 36,511
Bonds Payable. | Merkanti Holding plc
Basis of Presentation and Summary of Significant Accounting Policies
Notional amount			€ 25,000